EMPLOYEE BENEFITS - Post-employment health care benefit plan - Assumptions (Details) - Post-employment health care benefit plan	Dec. 31, 2025	Dec. 31, 2024
Minimum
Assumptions used to calculate the defined benefit plans
Average discount rate	4.75%	4.58%
Health treatment - rate assumed next year	4.28%	4.76%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3.31%	3.26%
Maximum
Assumptions used to calculate the defined benefit plans
Average discount rate	5.42%	5.62%
Health treatment - rate assumed next year	7.90%	8.40%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	9.20%	4.40%